Incorporated herein by reference is a supplement to the prospectuses of the MFS Core Equity Fund and the MFS Technology Fund, each a series of MFS Series Trust I (File No. 33-7638), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No 0000912938-12-000355).